Restricted Net Assets or Parent Company's Condensed Financial Statements (Details) - Schedule of amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves - Previously Reported [Member] - USD ($)
		Dec. 31, 2022	Dec. 31, 2021
Schedule of amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves [Abstract]
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2022 and 2021	[1]	$ 1,000	$ 1,000
Additional paid-in capital		609,601	609,601
Statutory reserves		370,683	370,683
Total restricted net assets		$ 981,284	$ 981,284

[1]	The share amounts are presented on a retroactive basis